Schedule of the carrying amounts of financial instruments and the contractual maturity analysis of financial liabilities (Details) - USD ($)	Jun. 30, 2026	Sep. 30, 2025
Cash and cash equivalents	$ 2,453,673	$ 2,501,986
Cash held in trust	493,384	2,973,500
Restricted cash	2,000,000	2,000,000
Accounts and other payables	7,569,220	7,309,701
Related-party advances	151,361	150,794
Senior secured loans	14,286,267
Convertible notes and debentures	3,744,123
Derivative financial liabilities	15,552,778
Contingent consideration payable	1,760,547	$ 1,760,547
Settlement liability	$ 1,612,070